Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (24,480,848)	$ (1,309,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	8,019,448
Initial recognition of forward purchase agreement liability	95,062
Issuance of commitment shares under ELOC agreement	275,000
Loss on extinguishment of debt	364,109
Change in fair value of derivative liabilities and convertible notes	(3,860,889)
Stock-based compensation	14,131,250
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	174,254	(109,356)
Inventories	(253,160)
Accounts payable	(323,776)	247,846
Accrued expenses	1,047,088
Due to related party		906,196
Other current liabilities	(111,026)
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(4,923,488)	(265,186)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock		257,645
Proceeds from recapitalization	265,827
Proceeds from issuance of convertible notes	10,250,000
Repayment of convertible notes	(3,032,645)
Transaction costs paid in connection with convertible notes	(907,499)
Proceeds from notes payable - related party	50,000
Repayment of notes payable – related party	(701,924)
NET CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	5,923,759	257,645
NET CHANGE IN CASH	1,000,271	(7,541)
CASH, BEGINNING OF THE YEAR	3,633	11,174
CASH, END OF THE YEAR	1,003,904	3,633
Supplemental disclosure of noncash investing and financing activities:
Accounts payable and other liabilities combined, net	4,868,403
Shares issued pursuant to settlement agreement	317,250
Issuance of shares in reverse recapitalization	4,602,576
Conversion of warrants	14
Conversion of convertible notes	9,523,683
Issuance of shares under working capital loans and non redemption agreements	14
Supplemental cashflow information:
Cash paid for interest	$ 44,388